UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Emerging Markets Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2007

1.808787.103

EMI-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 18.1%
		Principal Amount (d)	Value
Argentina - 0.2%
Telecom Personal SA 9.25% 12/22/10 (f)		$ 565,000	$ 576,300
Bahamas (Nassau) - 0.2%
Odebrecht Overseas Ltd. 9.625%		730,000	759,200
Brazil - 0.4%
Banco Nacional de Desenvolvimento Economico e Social 5.84% 6/16/08 (g)		1,075,000	1,069,625
Cayman Islands - 0.2%
China Properties Group Ltd. 9.125% 5/4/14 (f)		755,000	673,838
Dominican Republic - 0.5%
Cap Cana SA 9.625% 11/3/13 (f)		985,000	987,463
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (f)		500,000	507,500
TOTAL DOMINICAN REPUBLIC			1,494,963
Germany - 1.4%
JSC Severstal 9.25% 4/19/14 (Issued by Citigroup Global Markets Deutschland AG for JSC Severstal) (f)		1,375,000	1,471,250
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		1,340,000	1,323,250
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		995,000	1,044,750
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM)		290,000	304,500
TOTAL GERMANY			4,143,750
Indonesia - 0.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(f)		1,235,000	30,875
0% 7/5/01 (Reg. S) (c)		445,000	11,125
TOTAL INDONESIA			42,000
Korea (South) - 0.4%
Hanarotelecom, Inc. 7% 2/1/12 (f)		1,260,000	1,228,500
Luxembourg - 4.1%
Millicom International Cellular SA 10% 12/1/13		1,130,000	1,203,450
Mobile Telesystems Finance SA:
(Reg. S) 8.375% 10/14/10		855,000	884,925
8% 1/28/12		1,870,000	1,914,413
8% 1/28/12 (f)		1,576,000	1,613,430
8.375% 10/14/10 (f)		495,000	512,325
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Luxembourg - continued
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09		$ 960,000	$ 974,400
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		1,250,000	1,184,375
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		325,000	317,688
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		755,000	768,213
Vimpel Communications 8.25% 5/23/16 (Issued by UBS Luxembourg SA for Vimpel Communications)		3,215,000	3,303,413
TOTAL LUXEMBOURG			12,676,632
Mexico - 0.9%
Cablemas SA de CV (Reg. S) 9.375% 11/15/15		695,000	750,600
Gruma SA de CV 7.75%		1,855,000	1,878,188
TOTAL MEXICO			2,628,788
Netherlands - 1.6%
Bulgaria Steel Finance BV 12% 5/4/13	EUR	600,000	551,862
Lukoil International Finance BV:
6.356% 6/7/17 (f)		1,615,000	1,550,400
6.656% 6/7/22 (f)		1,080,000	1,021,788
Majapahit Holding BV:
7.25% 10/17/11 (f)		410,000	414,100
7.75% 10/17/16		370,000	374,625
PT Indosat International Finance Co. BV 7.125% 6/22/12 (f)		1,145,000	1,136,413
TOTAL NETHERLANDS			5,049,188
Peru - 0.2%
CFG Investment SAC 9.25% 12/19/13 (f)		605,000	617,100
Philippines - 0.4%
Development Bank of Philippines 8.375% (g)		405,000	419,175
National Power Corp. 6.875% 11/2/16 (f)		850,000	845,750
TOTAL PHILIPPINES			1,264,925
Russia - 0.2%
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		700,000	705,250
Singapore - 0.2%
Empire Capital Resources Pte. Ltd. 9.375% 12/15/11 (f)		700,000	736,750
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Ukraine - 0.4%
City of Kiev 8.75% 8/8/08 (Issued by Dresdner Bank AG for City of Kiev)		$ 1,150,000	$ 1,171,850
United Kingdom - 0.9%
City of Kiev 8% 11/6/15 (Issued by Credit Suisse First Boston International for City of Kiev) (f)		1,320,000	1,325,320
ExIm Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for ExIm Ukraine)		635,000	641,755
NJSC Naftogaz of Ukraine 8.125% 9/30/09 (Issued by Standard Bank PLC for NJSC Naftogaz of Ukraine)		700,000	658,000
TOTAL UNITED KINGDOM			2,625,075
United States of America - 3.6%
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15		1,430,000	1,540,825
8.5463% 4/1/15 (g)		1,110,000	1,151,625
JPMorgan Chase & Co. 8% 7/9/12 (f)	INR	58,000,000	1,550,177
Pemex Project Funding Master Trust:
6.625% 6/15/35		2,020,000	2,078,580
7.375% 12/15/14		1,770,000	1,945,230
8.625% 2/1/22		2,325,000	2,859,750
TOTAL UNITED STATES OF AMERICA			11,126,187
Venezuela - 2.3%
Petroleos de Venezuela SA:
5.25% 4/12/17		3,215,000	2,379,100
5.375% 4/12/27		3,245,000	2,060,575
5.5% 4/12/37		2,825,000	1,737,375
Petrozuata Finance, Inc. 8.22% 4/1/17 (f)		825,000	833,250
TOTAL VENEZUELA			7,010,300
TOTAL NONCONVERTIBLE BONDS (Cost $57,257,472)			55,600,221
Government Obligations - 68.5%

Argentina - 4.0%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		6,259,406	5,696,059
par 1.33% 12/31/38 (g)		7,250,000	2,972,500
5.389% 8/3/12 (g)		2,996,875	2,690,262
8.375% 12/20/49 (c)		2,095,000	712,300
Government Obligations - continued
		Principal Amount (d)	Value
Argentina - continued
Argentine Republic: - continued
11% 10/9/49 (c)		$ 390,000	$ 136,500
11.75% 4/7/09 (c)		545,000	190,750
TOTAL ARGENTINA			12,398,371
Belize - 0.1%
Belize Government 4.25% 2/20/29 (e)(f)		549,700	417,772
Brazil - 12.5%
Brazilian Federative Republic:
7.125% 1/20/37		3,250,000	3,640,000
8% 1/15/18		3,330,000	3,722,940
8.25% 1/20/34		2,200,000	2,775,300
8.75% 2/4/25		3,525,000	4,496,138
8.875% 10/14/19		1,770,000	2,209,845
8.875% 4/15/24		2,295,000	2,960,550
10% 1/1/10	BRL	5,685,000	3,016,853
10.125% 5/15/27		1,050,000	1,525,125
11% 8/17/40		5,715,000	7,646,670
12.25% 3/6/30		1,835,000	3,174,550
12.75% 1/15/20		1,975,000	3,135,313
TOTAL BRAZIL			38,303,284
Colombia - 2.5%
Colombian Republic:
7.375% 9/18/37		1,320,000	1,450,020
8.125% 5/21/24		330,000	382,800
10.375% 1/28/33		525,000	768,338
10.75% 1/15/13		1,010,000	1,231,695
11.75% 2/25/20		2,613,000	3,828,045
TOTAL COLOMBIA			7,660,898
Dominican Republic - 0.5%
Dominican Republic:
(Reg. S) 9.5% 9/27/11		909,017	962,649
9.04% 1/23/18 (f)		513,699	576,627
TOTAL DOMINICAN REPUBLIC			1,539,276
Ecuador - 1.1%
Ecuador Republic:
9.375% 12/15/15 (f)		540,000	526,500
10% 8/15/30 (Reg. S)		2,715,000	2,511,375
Government Obligations - continued
		Principal Amount (d)	Value
Ecuador - continued
Ecuador Republic: - continued
12% 11/15/12 (f)		$ 102,000	$ 102,000
12% 11/15/12 (Reg. S)		320,280	320,280
TOTAL ECUADOR			3,460,155
Egypt - 0.6%
Arab Republic 8.75% 7/18/12 (f)	EGP	9,640,000	1,771,000
El Salvador - 0.7%
El Salvador Republic:
7.75% 1/24/23 (Reg. S)		750,000	856,875
8.25% 4/10/32 (Reg. S)		520,000	615,420
8.5% 7/25/11 (Reg. S)		620,000	677,970
TOTAL EL SALVADOR			2,150,265
Fiji - 0.3%
Republic of Fiji 6.875% 9/13/11		1,070,000	968,350
Ghana - 0.3%
Ghana Rep 8.5% 10/4/17 (f)		875,000	891,406
Indonesia - 1.1%
Indonesian Republic:
6.625% 2/17/37 (f)		170,000	162,571
7.5% 1/15/16 (f)		945,000	1,018,238
8.5% 10/12/35 (f)		1,760,000	2,076,800
TOTAL INDONESIA			3,257,609
Ivory Coast - 1.1%
Ivory Coast:
Brady past due interest 2% 3/30/18 (Reg. S) (c)(g)		4,712,000	1,708,100
FLIRB 3% 3/29/18 (Reg. S) (c)(g)		4,370,000	1,573,200
TOTAL IVORY COAST			3,281,300
Lebanon - 2.5%
Lebanese Republic:
(Reg. S) 8.63% 11/30/09 (g)		930,000	916,050
7.125% 3/5/10		1,560,000	1,501,500
7.875% 5/20/11 (Reg. S)		1,040,000	1,001,000
8.63% 11/30/09 (f)(g)		1,130,000	1,113,050
10.125% 8/6/08		705,000	712,050
10.25% 10/6/09 (Reg. S)		630,000	642,600
11.625% 5/11/16 (Reg. S)		1,560,000	1,731,600
TOTAL LEBANON			7,617,850
Government Obligations - continued
		Principal Amount (d)	Value
Mexico - 6.4%
United Mexican States:
5.875% 1/15/14		$ 1,630,000	$ 1,678,085
6.625% 3/3/15		1,254,000	1,341,780
6.75% 9/27/34		3,255,000	3,544,695
7.5% 4/8/33		1,610,000	1,912,680
8.125% 12/30/19		1,155,000	1,405,058
8.3% 8/15/31		2,930,000	3,757,725
11.375% 9/15/16		1,439,000	2,034,027
11.5% 5/15/26		2,485,000	4,007,063
TOTAL MEXICO			19,681,113
Pakistan - 0.2%
Islamic Republic of Pakistan 6.75% 2/19/09		555,000	543,900
Panama - 0.6%
Panamanian Republic:
7.125% 1/29/26		655,000	707,400
8.875% 9/30/27		900,000	1,149,750
TOTAL PANAMA			1,857,150
Peru - 0.8%
Peruvian Republic:
7.35% 7/21/25		1,330,000	1,519,525
9.875% 2/6/15		815,000	1,018,750
TOTAL PERU			2,538,275
Philippines - 6.3%
Philippine Republic:
7.75% 1/14/31		1,985,000	2,200,968
8.875% 3/17/15		1,930,000	2,236,484
9% 2/15/13		2,290,000	2,610,600
9.375% 1/18/17		1,815,000	2,214,300
9.5% 2/2/30		2,195,000	2,869,963
9.875% 1/15/19		3,010,000	3,845,275
10.625% 3/16/25		2,385,000	3,350,925
TOTAL PHILIPPINES			19,328,515
Russia - 7.7%
Russian Federation:
7.5% 3/31/30 (Reg. S)		13,949,100	15,588,109
Government Obligations - continued
		Principal Amount (d)	Value
Russia - continued
Russian Federation: - continued
11% 7/24/18 (Reg. S)		$ 2,347,000	$ 3,309,270
12.75% 6/24/28 (Reg. S)		2,619,000	4,661,820
TOTAL RUSSIA			23,559,199
Serbia - 0.3%
Republic of Serbia 3.75% 11/1/24 (e)(f)		1,145,000	1,087,750
South Africa - 0.4%
South African Republic 13% 8/31/10	ZAR	7,330,000	1,171,763
Sri Lanka - 0.2%
Government of the Democratic Socialist Republic of Sri Lanka 9.75% 4/1/08	LKR	59,100,000	512,994
Turkey - 8.2%
Turkish Republic:
0% 5/6/09	TRY	3,920,000	2,538,094
6.875% 3/17/36		2,330,000	2,225,150
7% 9/26/16		3,565,000	3,631,844
7% 6/5/20		1,605,000	1,621,050
7.375% 2/5/25		875,000	907,813
8% 2/14/34		1,365,000	1,484,438
9.5% 1/15/14		1,960,000	2,280,950
11% 1/14/13		2,445,000	2,967,619
11.5% 1/23/12		1,675,000	2,005,813
11.75% 6/15/10		2,070,000	2,383,483
11.875% 1/15/30		1,930,000	2,996,325
TOTAL TURKEY			25,042,579
Ukraine - 0.9%
Ukraine Government:
(Reg. S) 6.875% 3/4/11		460,000	470,948
6.385% 6/26/12 (f)		1,090,000	1,092,725
7.65% 6/11/13 (Reg. S)		1,270,000	1,354,138
TOTAL UKRAINE			2,917,811
Uruguay - 1.2%
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		1,232,230	1,361,614
8% 11/18/22		1,660,000	1,838,450
9.25% 5/17/17		395,000	467,483
TOTAL URUGUAY			3,667,547
Government Obligations - continued
		Principal Amount (d)	Value
Venezuela - 7.7%
Venezuelan Republic:
oil recovery rights 4/15/20 (a)(h)		$ 21,255	$ 797,063
6.36% 4/20/11 (g)		3,065,000	2,862,710
7% 12/1/18 (Reg. S)		900,000	798,750
7.65% 4/21/25		1,625,000	1,462,500
8.5% 10/8/14		2,425,000	2,431,063
9.25% 9/15/27		5,460,000	5,678,400
9.375% 1/13/34		1,630,000	1,703,350
10.75% 9/19/13		3,725,000	4,116,125
13.625% 8/15/18		2,870,000	3,788,400
TOTAL VENEZUELA			23,638,361
Vietnam - 0.3%
Vietnamese Socialist Republic 6.875% 1/15/16 (f)		965,000	1,012,044
TOTAL GOVERNMENT OBLIGATIONS (Cost $198,163,573)			210,276,537
Common Stocks - 0.0%
	Shares
Bermuda - 0.0%
APP China Group Ltd. (a)	11,376	56,880
Bulgaria - 0.0%
Kremikovtzi Corp. warrants (GSHL Bulgaria SA Warrant Program) 5/4/11 (a)	6	0
TOTAL COMMON STOCKS (Cost $519,983)		56,880
Investment Companies - 1.9%

United States of America - 1.9%
iShares MSCI Emerging Markets Index Fund (Cost $4,987,313)	38,000	5,650,980
Preferred Securities - 4.0%
	Principal Amount (d)	Value
Brazil - 1.6%
Globo Comunicacoes e Participacoes SA 9.375%	$ 3,265,000	$ 3,414,661
Net Servicos de Comunicacao SA 9.25% (f)	1,460,000	1,514,455
TOTAL BRAZIL		4,929,116
United States of America - 2.4%
Pemex Project Funding Master Trust 7.75%	7,250,000	7,387,212
TOTAL PREFERRED SECURITIES (Cost $12,231,004)		12,316,328
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 5.12% (b) (Cost $10,487,423)	10,487,423	10,487,423
Purchased Options - 0.1%
	Expiration Date/ Strike Price	Underlying Face Amount
Argentina - 0.1%
Lehman Brothers Holdings, Inc. Call Option on $10,780,000 notional amount of Argentine Republic 1.33% 12/31/38	December 2007/ $44.00	$ 4,419,800	54,978
Lehman Brothers Holdings, Inc. Call Option on $8,590,000 notional amount of Argentine Republic Gross Domestic Product Linked Security 12/15/35	March 2008/ $13.85	1,120,995	37,796
TOTAL ARGENTINA			92,774
United States of America - 0.0%
Lehman Brothers Holdings, Inc. Call Option on $5,525,000 notional amount of United States Treasury Bonds 5.00% 5/15/37	January 2008/ $105.9375	5,667,440	67,552
TOTAL PURCHASED OPTIONS (Cost $555,516)			160,326
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $284,202,284)	294,548,695
NET OTHER ASSETS - 4.0%	12,314,938
NET ASSETS - 100%	$ 306,863,633
Security Type Abbreviation
FLIRB - Front Loaded Interest Reduction Bonds
Currency Abbreviations
BRL	-	Brazilian real
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
INR	-	Indian rupee
LKR	-	Sri Lankan rupee
TRY	-	New Turkish Lira
ZAR	-	South African rand
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,316,055 or 11.5% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 468,438
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $284,221,746. Net unrealized appreciation aggregated $10,326,949, of which $15,653,744 related to appreciated investment securities and $5,326,795 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 29, 2007